DEBT (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 28, 2021	Nov. 09, 2020	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revised Loan and Security Agreement
Debt Instrument [Line Items]
Floating rate (in percent)		3.70%
Outstanding balance associated with related party					$ 40,025
Accrued expenses associated with related party					$ 13,500
Second Revised Agreement
Debt Instrument [Line Items]
Floating rate (in percent)			3.20%
Termination fee (in percentage)			1.00%
Receivables And Loan Security Agreement
Debt Instrument [Line Items]
Aggregate principal amount	$ 100,000
Initial borrowing commitment	$ 25,000
Initial rate of value of underlying capital advance receivables outstanding	80.00%
Revolving maturity term	36 months
Additional payback period after revolving maturity date	42 months
Floating rate (in percent)	0.25%
Expenses included in transaction cost				$ 220
Outstanding balance associated with related party				13,665
Accrued expenses associated with related party				$ 128
Receivables And Loan Security Agreement | LIBOR | Commitment amount equal to 25,000
Debt Instrument [Line Items]
Basis spread on floating rate	9.00%
Receivables And Loan Security Agreement | LIBOR | Commitment amount equal to 50,000
Debt Instrument [Line Items]
Basis spread on floating rate	7.75%
Receivables And Loan Security Agreement | LIBOR | Commitment amount equal to 75,000
Debt Instrument [Line Items]
Basis spread on floating rate	7.50%
Receivables And Loan Security Agreement | LIBOR | Commitment amount equal to 100,000
Debt Instrument [Line Items]
Basis spread on floating rate	7.00%
Revolving line of credit | Revised Loan and Security Agreement
Debt Instrument [Line Items]
Aggregate principal amount		$ 85,000
Revolving line of credit | Second Revised Agreement
Debt Instrument [Line Items]
Aggregate principal amount			$ 70,000